ADVANCES FOR FUTURE CAPITAL INCREASE (Details) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Oct. 31, 2019
ADVANCES FOR FUTURE CAPITAL INCREASE
Opening balance		R$ 459,563	R$ 959,838
Additions		179,710	151,005
Returns		(5,027)
Capitalizations		(453,838)	(2,497)
Monetary update		849	883
Transfer			(73,133)
Ending balance		181,257	459,563	R$ 959,838
Amount paid for future capital increase		124,032	151,005	110,124
TDG - Transmissora Delmiro Gouveia S.A.
ADVANCES FOR FUTURE CAPITAL INCREASE
Opening balance		101,000
Capitalizations		(101,000)
Ending balance			101,000
Other investments
ADVANCES FOR FUTURE CAPITAL INCREASE
Opening balance		2,424	4,357
Capitalizations		(883)	(2,497)
Monetary update			883
Transfer			(319)
Ending balance		1,541	2,424	4,357
Energia Sustentavel do Brasil
ADVANCES FOR FUTURE CAPITAL INCREASE
Opening balance		337,200	734,400
Additions		138,400	138,000
Capitalizations		(337,200)	(535,200)
Ending balance		138,400	337,200	734,400
TDG
ADVANCES FOR FUTURE CAPITAL INCREASE
Opening balance		101,000	101,000
Ending balance			101,000	101,000
Fronteira Oeste Transmissora de Energia S.A
ADVANCES FOR FUTURE CAPITAL INCREASE
Opening balance		13,010	37,467
Additions		41,310	13,005
Capitalizations		(13,004)	(37,462)
Ending balance		41,316	13,010	37,467
Vamcruz Participacoes S.A.
ADVANCES FOR FUTURE CAPITAL INCREASE
Opening balance		5,929	9,800
Returns		(5,027)
Capitalizations		(1,751)	(3,871)
Monetary update		849
Ending balance			5,929	9,800
Geradora Eolica Itaguacu da Bahia SPE S.A.
ADVANCES FOR FUTURE CAPITAL INCREASE
Opening balance			72,814
Transfer			R$ (72,814)
Ending balance				R$ 72,814
Chesf
ADVANCES FOR FUTURE CAPITAL INCREASE
Amount paid for future capital increase	R$ 168,600
Chesf | TDG - Transmissora Delmiro Gouveia S.A.
ADVANCES FOR FUTURE CAPITAL INCREASE
AFAC					R$ 101,000
Consideration transferred					R$ 34,000
Electrosul
ADVANCES FOR FUTURE CAPITAL INCREASE
Amount paid for future capital increase	R$ 168,600
Electrosul | Anticipated AFAC
ADVANCES FOR FUTURE CAPITAL INCREASE
AFAC		R$ 6,000